FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of of credit risk of trade receivables
	2021	2020
	$	$
Accounts receivable	2,996,655	198,801
Accruals	900,675	400,020
Taxes receivable	862,528	491,658
Other receivables	59,530	76,023
Total accounts receivable	4,819,388	1,166,502

Schedule of aging of accounts receivable
	Carrying amount	Current	0 - 30 Days	31 - 60 Days	61 - 90 Days	> 90 Days
	$	$	$	$	$	$
Accounts receivable	2,996,655	2,717,464	151,481	29,711	3,621	94,378

Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows
	Carrying amount	Contractual cash flows	Less than 1 year	1 - 3 years	4 - 5 Years	After 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	10,039,853	10,039,853	10,039,853	-	-	-
Interest payable	668,805	668,805	294,826	-	-	373,979
Loans payable	14,321,874	14,321,874	4,208,925	232,288	95,266	9,785,395
Loans from related parties	1,560,394	1,560,394	1,560,394	-	-	-
Bonds payable	1,905,577	1,905,577	-	1,905,577	-	-
Lease liability	2,332,405	8,871,097	790,036	2,370,107	1,397,191	4,389,367
Total	30,828,908	37,367,600	16,894,034	4,507,973	1,492,456	14,548,741

Schedule of Financial Instruments Denominated in Foreign Currencies
	Argentine Pesos	Colombian Pesos	Mexican Pesos	United States Dollars	Total
	$	$	$	$	$
Cash	95,002	750,276	8,891	130,955	985,125
Amounts receivable	433,233	6,608,587	419,240	692	7,461,725
Accounts payable and accrued liabilities	(159,733)	(7,145,543)	(584,213)	(480,830)	(8,370,319)
Customer deposits	-	(4,382,299)	(917,284)	(1,917)	(5,301,501)
Interest payable	-	(465,313)	-	-	(465,313)
Lease liability	-	(2,244,504)	(87,901)	-	(2,332,405)
Loans payable	-	(12,777,514)	(121,221)	-	(12,898,735)
Net	368,502	(19,656,310)	(1,282,488)	(351,100)	(20,921,396)